STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive Income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 137		$ 324,053	$ 1,222	$ (219,296)	$ 106,116
Balance, shares at Dec. 31, 2014	50,254,492
Options exercised	$ 1		971			972
Options exercised, shares	317,752
Stock-based compensation relating to options issued to non-employees			299			299
Stock-based compensation relating to options issued to employees and directors			3,474			3,474
Changes in other comprehensive income from marketable securities				(641)		(641)
Changes in other comprehensive income from foreign currency derivative contracts				(160)		(160)
Net loss					(20,163)	(20,163)
Balance at Dec. 31, 2015	$ 138		328,797	421	(239,459)	89,897
Balance, shares at Dec. 31, 2015	50,572,244
Options exercised	$ 2		2,456			2,458
Options exercised, shares	559,290
Stock-based compensation relating to options issued to non-employees			152			152
Stock-based compensation relating to options issued to employees and directors			2,932			2,932
Changes in other comprehensive income from marketable securities				(440)		(440)
Changes in other comprehensive income from foreign currency derivative contracts				26		26
Net loss					(31,506)	(31,506)
Balance at Dec. 31, 2016	$ 140		334,337	7	(270,965)	$ 63,519
Balance, shares at Dec. 31, 2016	51,131,534					51,131,534
Options exercised		[1]	201			$ 201
Options exercised, shares	161,536
Stock-based compensation relating to options issued to non-employees			23			23
Stock-based compensation relating to options issued to employees and directors			2,610			2,610
Changes in other comprehensive income from foreign currency derivative contracts				10		10
Cumulative effect adjustment from adoption of ASU 2016-09, Note 2x			211		(211)
Net loss					(37,066)	(37,066)
Balance at Dec. 31, 2017	$ 140		$ 337,382	$ 17	$ (308,242)	$ 29,297
Balance, shares at Dec. 31, 2017	51,293,070					51,293,070

[1]	Representing amount lower than $1.